Equipment and leasehold improvements	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Equipment and leasehold improvements
15.    Equipment and leasehold improvements
The following table provides a summary of the items included in equipment and leasehold improvements:

	December 31,
	2022	2021
Equipment and leasehold improvements, net	4,441	3,841
Right-of-use assets	12,841	13,938
	17,282	17,779
Equipment and leasehold improvements are detailed as follows:

	IT equipment	Furniture and fixtures	Leasehold improvements	Other equipment	Total
Cost:
Balance as of January 1, 2020	4,905	1,771	6,803	2,589	16,068
Additions	293	1	671	32	997
Disposals	(1,045)	(84)	(26)	(48)	(1,203)
Effect of changes in exchange rates	(17)	(11)	(20)	(1)	(49)
Balance as of December 31, 2020	4,136	1,677	7,428	2,572	15,813
Additions	402	4	26	21	453
Disposals	(58)	(3)	—	(1,906)	(1,967)
Effect of changes in exchange rates	(5)	(1)	(4)	—	(10)
Reclassifications	1	—	—	—	1
Balance as of December 31, 2021	4,476	1,677	7,450	687	14,290
Additions	599	165	852	35	1,651
Disposals	(1,136)	(36)	(4)	(6)	(1,182)
Effect of changes in exchange rates	2	2	3	1	8
Balance as of December 31, 2022	3,941	1,808	8,301	717	14,767

Accumulated depreciation:
Balance as of January 1, 2020	3,754	1,627	3,299	1,158	9,838
Amortization	643	63	553	920	2,179
Disposals	(1,043)	(82)	(8)	(40)	(1,173)
Effect of changes in exchange rates	(14)	(7)	(14)	14	(21)
Balance as of December 31, 2020	3,340	1,601	3,830	2,052	10,823
Amortization	566	41	549	190	1,346
Disposals	(57)	(3)	—	(1,652)	(1,712)
Effect of changes in exchange rates	(3)	(2)	(4)	—	(9)
Reclassifications	—	1	—	—	1
Balance as of December 31, 2021	3,846	1,638	4,375	590	10,449
Amortization	430	32	531	57	1,050
Disposals	(1,133)	(35)	(4)	(4)	(1,176)
Effect of changes in exchange rates	(1)	1	4	(1)	3
Balance as of December 31, 2022	3,142	1,636	4,906	642	10,326

Carrying amounts as of:
December 31, 2022	799	172	3,395	75	4,441
December 31, 2021	630	39	3,075	97	3,841
December 31, 2020	796	76	3,598	520	4,990
15.    Equipment and leasehold improvements (continued)
Leases
The following is the detail of the movement of right-of-use assets on the leases for which the Bank is a lessee:

	December 31,
	2022	2021
Initial balance	13,938	11,223
Additions	7	3,161
Depreciation of right-of-use assets	(1,104)	(1,164)
Transfer from investment property	—	1,409
Decrease	—	(691)
Ending balance	12,841	13,938
The Bank leases office spaces in buildings. The lease of head office space typically runs for a period of 15 years, and for the representative offices from 3 to 5 years. Some leases include an option to renew the lease for a similar additional period after the end of the contract term.
At the end of 2021, the Bank renegotiated the terms and conditions of the lease agreement for its head office. The new terms and conditions contemplated changes in the leased space and term. With the contractual modification, the Bank remeasured and adjusted the lease liability and the right-of-use asset balances.